Debt Instruments at Amortized Cost (Details) - Schedule of instruments classified as debt instruments at amortized cost - Debt Instruments - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments at Amortized Cost (Details) - Schedule of instruments classified as debt instruments at amortized cost [Line Items]
Debt instruments at amortized cost	$ 4,692,441
Securities Sold under Agreements to Repurchase [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of instruments classified as debt instruments at amortized cost [Line Items]
Debt instruments at amortized cost
Chilean Central Bank and Government Securities [Member] | Chilean Central Bank bonds [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of instruments classified as debt instruments at amortized cost [Line Items]
Debt instruments at amortized cost
Chilean Central Bank and Government Securities [Member] | Chilean Central Bank notes [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of instruments classified as debt instruments at amortized cost [Line Items]
Debt instruments at amortized cost	4,692,441
Chilean Central Bank and Government Securities [Member] | Other Chilean Central Bank and government securities [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of instruments classified as debt instruments at amortized cost [Line Items]
Debt instruments at amortized cost
Chilean Central Bank and Government Securities [Member] | Securities Sold under Agreements to Repurchase [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of instruments classified as debt instruments at amortized cost [Line Items]
Debt instruments at amortized cost	4,692,441
Other Chilean Securities [Member] | Time deposits in Chilean financial institutions [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of instruments classified as debt instruments at amortized cost [Line Items]
Debt instruments at amortized cost
Other Chilean Securities [Member] | Mortgage finance bonds of Chilean financial institutions [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of instruments classified as debt instruments at amortized cost [Line Items]
Debt instruments at amortized cost
Other Chilean Securities [Member] | Other instruments issued in the country [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of instruments classified as debt instruments at amortized cost [Line Items]
Debt instruments at amortized cost
Foreign financial securities [Member] | Securities Sold under Agreements to Repurchase [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of instruments classified as debt instruments at amortized cost [Line Items]
Debt instruments at amortized cost
Foreign financial securities [Member] | Foreign Central Banks and Government securities [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of instruments classified as debt instruments at amortized cost [Line Items]
Debt instruments at amortized cost
Foreign financial securities [Member] | Other foreign financial securities [Member]
Debt Instruments at Amortized Cost (Details) - Schedule of instruments classified as debt instruments at amortized cost [Line Items]
Debt instruments at amortized cost